Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses [Abstract]
Schedule of accrued expenses
	December 31,	December 31,	December 31,
	2022	2021	2020

Accrued pension and employee benefit	$62,712	$54,203	$26,500
Accrued office expenses	42	1,785	771
Taxes payable	-	419	2,258
Total	$62,754	$56,407	$29,529